Document and Entity Information	May 01, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000910073
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	NEW YORK COMMUNITY BANCORP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-31565
Entity Tax Identification Number	06-1377322
Entity Address, Address Line One	102 Duffy Avenue
Entity Address, City or Town	Hicksville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11801
City Area Code	(516)
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Option on Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Bifurcated Option Note Unit Securities SM
Trading Symbol	NYCB PU
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA
Security Exchange Name	NYSE